DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

SCHEDULE OF INVESTMENTS

JULY 31, 2019

(Unaudited)

Shares	Description	Value
COMMON STOCKS & MLP INTERESTS—139.1%

	⬛ CONSTRUCTION & ENGINEERING—5.2%
3,100,000	Atlas Arteria Ltd. (Australia)	$17,362,256
155,000	Vinci SA (France)	15,998,627

		33,360,883

	⬛ ELECTRIC, GAS AND WATER—59.9%
363,000	American Electric Power Co., Inc.	31,875,030
136,000	Atmos Energy Corp.	14,829,440
13,655,374	AusNet Services (Australia)	16,575,342
666,000	CenterPoint Energy, Inc.	19,320,660
420,000	CMS Energy Corp. (1)	24,452,400
177,700	DTE Energy Co.	22,587,447
256,000	Duke Energy Corp.	22,200,320
706,000	Emera, Inc. (Canada)	29,314,139
4,140,000	Enel SpA (Italy)	28,409,967
492,236	Evergy, Inc.	29,775,356
328,000	Eversource Energy	24,882,080
487,000	Fortis, Inc. (Canada)	19,195,136
2,910,000	Iberdrola SA (Spain)	27,607,213
700,000	Naturgy Energy Group SA (Spain)	17,745,257
299,000	Orsted A/S (Denmark)	27,312,372
434,000	Public Service Enterprise Group, Inc.	24,803,100

		380,885,259

	⬛ HIGHWAYS & RAILTRACKS—3.1%
1,880,701	Transurban Group (Australia)	19,999,111

Shares	Description	Value
	⬛ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—52.3%
1,199,044	Antero Midstream Corp.	$10,935,281
336,000	BP Midstream Partners LP	5,382,720
301,399	Cheniere Energy Partners LP	13,596,109
353,184	DCP Midstream LP	10,433,055
2,024,585	Energy Transfer LP	29,113,533
1,094,000	Enterprise Products Partners LP	32,940,340
509,900	GasLog Partners LP (Marshall Islands)	10,988,345
683,000	Golar LNG Ltd. (Bermuda)	11,570,020
760,854	Kinder Morgan, Inc.	15,688,810
601,575	MPLX LP	17,656,226
597,000	Pembina Pipeline Corp. (Canada)	21,662,623
236,000	Phillips 66 Partners LP	12,333,360
988,500	Plains All American Pipeline LP	23,506,530
463,000	Sunoco LP	15,644,770
411,596	Tallgrass Energy LP	7,890,295
550,000	Targa Resources Corp.	21,400,500
701,000	TC Energy Corp. (Canada)	34,322,337
414,800	Western Midstream Partners LP	11,199,600
1,081,747	Williams Cos., Inc. (The)	26,654,246

		332,918,700

	⬛ RAILROADS—6.6%
104,000	Canadian Pacific Railway Ltd. (Canada)	24,830,611
185,000	East Japan Railway Co. (Japan).	17,013,742

		41,844,353

	⬛ SPECIALIZED REITS—4.7%
225,000	Crown Castle International Corp.	29,983,500

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

SCHEDULE OF INVESTMENTS—(Continued)

JULY 31, 2019

(Unaudited)

Shares	Description	Value

	⬛ TELECOMMUNICATIONS—7.3%
599,000	BCE, Inc. (Canada)	$27,020,890
1,288,000	Orange SA (France)	19,141,630

		46,162,520

	Total Common Stocks & MLP Interests
	(Cost $848,083,418)	885,154,326

SHORT-TERM INVESTMENT—2.1%

	⬛ MONEY MARKET MUTUAL FUND—2.1%
13,292,638	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 2.231%)(2)	13,292,638

	Total Short-Term Investment
	(Cost $13,292,638)	13,292,638

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—141.2%
(Cost $861,376,056)		898,446,964	(3)

Description	Value

⬛ WRITTEN OPTIONS—(0.0)%
(see Open Written Option Contracts table below)
Total Written Options
(Premiums received $266,526)	$(168,000)

TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—141.2%
(Cost $861,109,530)	898,278,964
Secured borrowings—(25.2)%	(160,000,000)
Mandatory Redeemable Preferred
Shares at liquidation value—(15.7)%	(100,000,000)
Other assets less other liabilities—(0.3)%	(2,256,857)

NET ASSETS APPLICABLE TO COMMON STOCK —100.0%	$636,022,107

(1)	All or a portion of the security is segregated as collateral for written options.

(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(3)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Open Written Option Contracts as of July 31, 2019, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Option
CMS Energy Corp.	2,800	$16,800,000	$60	9/20/19	$(168,000)

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

SCHEDULE OF INVESTMENTS—(Continued)

JULY 31, 2019

(Unaudited)

Sector Allocation*
Electric, Gas and Water	43%
Oil & Gas Storage, Transportation and Production	37
Railroads	5
Telecommunications	5
Construction & Engineering	4
Specialized REITs	3
Highways & Railtracks	2
Money Market Mutual Fund	1

Total	100%

Country Weightings*
United States	58%
Canada	17
Australia	6
Spain	5
France	4
Italy	3
Denmark	3
Japan	2
Bermuda	1
Marshall Islands	1

Total	100%

Currency Exposure*
United States Dollar	63%
Canadian Dollar	14
Euro	12
Australian Dollar	6
Danish Krone	3
Japanese Yen	2

Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock.

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

SCHEDULE OF INVESTMENTS—(Continued)

JULY 31, 2019

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2019:

Level 1
Common stocks & MLP interests	$885,154,326
Money market mutual fund	13,292,638

Total investments before written options	$898,446,964
Written options	(168,000)

Total investments after written options	$898,278,964

There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.

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